Fair value of financial instrument - Changes in Fair Value Measurement for Instruments Measured on a Recurring Basis and Categorized in Level 3 (Detail) - Recurring [member] - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2019
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance			$ 587,261
Fair value assets, ending balance	$ 689,330		689,330
Fair value liabilities, beginning balance			483,212
Fair value liabilities, ending balance	595,381		595,381
Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	2,054	$ 1,742	1,794	$ 1,824
Gains (losses) included in earnings	102	14	(141)	(3)
Gains (losses) included in OCI	(26)	(32)	69	29
Purchases (issuances)	81	309	597	591
Settlement (sales) and other	(26)	(507)	(592)	(619)
Transfers into Level 3	162	17	498	51
Transfers out of Level 3	23	6	145	(324)
Fair value assets, ending balance	2,370	1,549	2,370	1,549
Gains (losses) included in earnings for positions still held	116	7	(107)	60
Fair value liabilities, beginning balance	(199)	(248)	(216)	(453)
Gains (losses) included in earnings	(22)	(12)	76	(51)
Gains (losses) included in OCI	3	2	(4)	(1)
Purchases (issuances)	(40)	(16)	(249)	(48)
Settlement (sales) and other	6	19	35	48
Transfers into Level 3	(28)	(13)	(110)	(138)
Transfers out of Level 3	50	149	238	524
Fair value liabilities, ending balance	(230)	(119)	(230)	(119)
Gains (losses) included in earnings for positions still held	(21)	(3)	74	(11)
Level 3 [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	526	470	474	429
Gains (losses) included in earnings				(3)
Gains (losses) included in OCI	(3)	(2)	45	32
Purchases (issuances)		5	5	32
Settlement (sales) and other		(1)	(1)	(18)
Fair value assets, ending balance	523	472	523	472
Level 3 [member] | Interest rate contracts [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value net derivative, beginning balance	(596)	(585)	(585)	(504)
Gains (losses) included in earnings	23	16	(87)	(79)
Gains (losses) included in OCI	(1)		(3)
Purchases (issuances)	11	(2)	(28)	(195)
Settlement (sales) and other		(5)	8	219
Transfers into Level 3		(9)	34	(6)
Transfers out of Level 3	(2)	4	96	(16)
Fair value net derivative, ending balance	(565)	(581)	(565)	(581)
Gains (losses) included in earnings for positions still held	21	(4)	(30)	(41)
Level 3 [member] | Foreign exchange contracts [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value net derivative, beginning balance	66	17	21	21
Gains (losses) included in earnings	(23)	(14)	17	(20)
Gains (losses) included in OCI		(20)	1	(11)
Purchases (issuances)	6	2	22	3
Settlement (sales) and other		1		1
Transfers into Level 3	(3)	2	(8)	1
Transfers out of Level 3	(1)		(8)	(7)
Fair value net derivative, ending balance	45	(12)	45	(12)
Gains (losses) included in earnings for positions still held	(22)	4	9	4
Level 3 [member] | Other contracts [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value net derivative, beginning balance	(326)	(190)	(195)	(84)
Gains (losses) included in earnings	58	10	(36)	90
Gains (losses) included in OCI	5	4	(2)	1
Purchases (issuances)	(53)	(48)	(127)	(63)
Settlement (sales) and other	14	12	21	2
Transfers into Level 3	(25)	2	(58)	(37)
Transfers out of Level 3	98	7	168	(112)
Fair value net derivative, ending balance	(229)	(203)	(229)	(203)
Gains (losses) included in earnings for positions still held	89	5	12	79
Level 3 [member] | Valuation adjustments [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value net derivative, beginning balance	10	6	22	1
Settlement (sales) and other	2	1	(10)	6
Fair value net derivative, ending balance	12	7	12	7
Level 3 [member] | Other assets [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value net derivative, beginning balance	49	66	77	65
Gains (losses) included in earnings	9	13	(10)	23
Gains (losses) included in OCI	(2)	(1)	2
Settlement (sales) and other	(4)	(3)	(17)	(13)
Fair value net derivative, ending balance	52	75	52	75
Gains (losses) included in earnings for positions still held	9	13	(11)	23
Level 3 [member] | Corporate debt and other debt [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	165	146	153	192
Gains (losses) included in earnings				(3)
Gains (losses) included in OCI	(3)	5	8	18
Purchases (issuances)	162		1	5
Settlement (sales) and other		1		(55)
Fair value assets, ending balance	162	152	162	152
Level 3 [member] | Equities [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	333	296	294	237
Gains (losses) included in OCI	4	(6)	40	14
Purchases (issuances)		5	4
Settlement (sales) and other		(2)	(1)	37
Fair value assets, ending balance	337	293	337	293
Level 3 [member] | Loans [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	994	759	680	551
Gains (losses) included in earnings	58	9	77	38
Gains (losses) included in OCI	9		9	2
Purchases (issuances)	62	276	552	588
Settlement (sales) and other	(11)	(474)	(510)	(478)
Transfers into Level 3	176	2	516	55
Transfers out of Level 3	(73)	(4)	(109)	(188)
Fair value assets, ending balance	1,215	568	1,215	568
Gains (losses) included in earnings for positions still held	21	(3)	(46)	18
Level 3 [member] | Mortgage-backed securities [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	28	28	27
Gains (losses) included in OCI	(4)	(1)	(3)
Purchases (issuances)				27
Fair value assets, ending balance	24	27	24	27
Level 3 [member] | Trading Securities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	1,331	1,199	1,300	1,345
Gains (losses) included in earnings	(23)	(20)	(102)	(52)
Gains (losses) included in OCI	(34)	(13)	17	5
Purchases (issuances)	55	76	173	226
Settlement (sales) and other	(27)	(38)	(83)	(338)
Transfers into Level 3	14	20	14	38
Transfers out of Level 3	1	(1)	(2)	(1)
Fair value assets, ending balance	1,317	1,223	1,317	1,223
Gains (losses) included in earnings for positions still held	(2)	(8)	(41)	(23)
Level 3 [member] | Trading Securities [member] | U.S. state, municipal and agencies debt - issued or guaranteed [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	54	67	58	66
Gains (losses) included in earnings				(1)
Gains (losses) included in OCI	(2)	(1)	2	1
Settlement (sales) and other	(6)	(2)	(14)	(2)
Fair value assets, ending balance	46	64	46	64
Level 3 [member] | Trading Securities [member] | Asset-backed securities, Non-CDO securities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	2	4	2	110
Gains (losses) included in earnings				15
Settlement (sales) and other		(2)		(123)
Fair value assets, ending balance	2	2	2	2
Gains (losses) included in earnings for positions still held		1		3
Level 3 [member] | Trading Securities [member] | Corporate debt and other debt [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	19	21	21	21
Gains (losses) included in earnings			(1)	1
Settlement (sales) and other			(1)	(1)
Transfers into Level 3	12		12
Fair value assets, ending balance	31	21	31	21
Level 3 [member] | Trading Securities [member] | Equities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	1,256	1,107	1,219	1,148
Gains (losses) included in earnings	(23)	(20)	(101)	(67)
Gains (losses) included in OCI	(32)	(12)	15	4
Purchases (issuances)	55	76	173	226
Settlement (sales) and other	(21)	(34)	(68)	(212)
Transfers into Level 3	2	20	2	38
Transfers out of Level 3	1	(1)	(2)	(1)
Fair value assets, ending balance	1,238	1,136	1,238	1,136
Gains (losses) included in earnings for positions still held	(2)	(9)	(41)	(26)
Level 3 [member] | Deposits - Personal [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value liabilities, beginning balance	(163)	(192)	(156)	(390)
Gains (losses) included in earnings	(17)	(5)	69	(39)
Gains (losses) included in OCI	2	1	(2)
Purchases (issuances)	(40)	(16)	(253)	(49)
Settlement (sales) and other	4	16	22	27
Transfers into Level 3	(28)	(13)	(110)	(138)
Transfers out of Level 3	50	149	238	529
Fair value liabilities, ending balance	(192)	(60)	(192)	(60)
Gains (losses) included in earnings for positions still held	(16)	4	67	(1)
Level 3 [member] | Deposits - Business and government [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value liabilities, beginning balance				5
Transfers out of Level 3				(5)
Level 3 [member] | Other liabilities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Purchases (issuances)			4	1
Fair value liabilities, beginning balance	(36)	(56)	(60)	(68)
Gains (losses) included in earnings	(5)	(7)	7	(12)
Gains (losses) included in OCI	1	1	(2)	(1)
Settlement (sales) and other	2	3	13	21
Fair value liabilities, ending balance	(38)	(59)	(38)	(59)
Gains (losses) included in earnings for positions still held	$ (5)	$ (7)	$ 7	$ (10)